Supplementary Financial Information - Schedule of Supplementary Financial Information (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Supplementary Financial Information - Schedule Of Supplementary Financial Information
Institutions - VAT	$ 187	$ 205
Prepaid expenses	1,215	602
Government grants receivable	6	424
Other	11	10
Other current assets	1,419	1,241
Accrued expenses	3,632	3,650
Employee-related accrued expenses	337	309
Provision for vacation	306	217
Accounts payable-other	$ 4,275	$ 4,176